Intangible assets (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net book value		€ 5,076	€ 5,350
Completed Development Technology [Member]
IfrsStatementLineItems [Line Items]
Net book value		1,676	2,641
Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Net book value		1,346	717
Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Net book value		1,907	1,911
Software [Member]
IfrsStatementLineItems [Line Items]
Net book value		147	81
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		5,703	3,852
Additions	[1]	740	1,851
Transfers during the year
Ending balance		6,443	5,703
Gross carrying amount [member] | Completed Development Technology [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		2,994
Additions	[1]	2	37
Transfers during the year			2,934
Ending balance		2,996	2,971
Gross carrying amount [member] | Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		717	1,918
Additions	[1]	629	1,733
Transfers during the year			(2,934)
Ending balance		1,346	717
Gross carrying amount [member] | Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,911	1,911
Additions	[1]
Transfers during the year
Ending balance		1,911	1,911
Gross carrying amount [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		81	23
Additions	[1]	109	81
Transfers during the year
Ending balance		190	104
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance		(353)	(5)
Amortisation charge		(1,014)	(348)
Ending balance		(1,367)	(353)
Accumulated depreciation and amortisation [member] | Completed Development Technology [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		(330)
Amortisation charge		(990)	(330)
Ending balance		(1,320)	(330)
Accumulated depreciation and amortisation [member] | Product Development In Progress [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Amortisation charge
Ending balance
Accumulated depreciation and amortisation [member] | Intellectual Property And Patents Registration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		(3)
Amortisation charge		(1)
Ending balance		(4)
Accumulated depreciation and amortisation [member] | Software [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		(20)	(5)
Amortisation charge		(23)	(18)
Ending balance		€ (43)	€ (23)

[1]	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.